Stock Options and Warrants (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Volatility	0.00%	85.00%	85.00%	79.00%
Expected term (years)	0 years	10 years	10 years	10 years
Risk-free interest rate	0.00%	2.01%	2.01%	2.90%
Dividen yield	0.00%	0.00%	0.00%	0.00%